Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 9 – Segment Information

The chief operating decision maker (“CODM”) is the Company’s CEO. Neither the CODM nor the Company’s directors receive disaggregated financial information about the locations in which research and development is occurring. Therefore, the Company considers that it has only one reporting segment.

The following table presents the Company’s tangible fixed assets by geographic region:

	December 31, 2018	December 31, 2017

United States	$5,735	$22,103
United Kingdom	14,690	33,795
Total	$20,425	$55,898